Related Party Transactions (Summary of Due to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 184,239	$ 0
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	171,234	0
SoEasy [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 13,005	$ 0